Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2035 Fund	May 30, 2024
Fidelity Freedom 2035 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	17.80%
Past 5 years	10.17%
Since Inception	7.53%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.68%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	7.63%

[1]	A From July 20, 2017 .